Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
Pharmaceutical Services and Active Ingredient [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	33,846			29,801		29,069
Pharmaceutical Services and Active Ingredient [Member] | Cardiovascular [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	7,060			6,915		6,625
Pharmaceutical Services and Active Ingredient [Member] | Nervous System [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	3,722			2,907		3,753
Pharmaceutical Services and Active Ingredient [Member] | Pain Management [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	3,668			4,221		3,729
Pharmaceutical Services and Active Ingredient [Member] | Oncology [member]
Disclosure Of Operating Segment [Line Items]
Revenues	3,398			3,558		4,252
Pharmaceutical Services and Active Ingredient [Member] | Hematology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	2,458			646		428
Pharmaceutical Services and Active Ingredient [Member] | Diabetology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	2,039			1,609		998
Pharmaceutical Services and Active Ingredient [Member] | Anti-Infective [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,677			1,456		2,346
Pharmaceutical Services and Active Ingredient [Member] | Gastrointestinal [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	1,220			1,108		1,064
Pharmaceutical Services and Active Ingredient [Member] | Dermatology [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	742			862		716
Pharmaceutical Services and Active Ingredient [Member] | Respiratory [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	667			899		810
Pharmaceutical Services and Active Ingredient [Member] | Genitourinary [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	416			367		637
Pharmaceutical Services and Active Ingredient [Member] | Others [Member]
Disclosure Of Operating Segment [Line Items]
Revenues	₨ 6,779			₨ 5,253		₨ 3,711

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)